CONSOLIDATED STATEMENT OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
CONSOLIDATED STATEMENT OF COMPREHENSIVE (LOSS) INCOME
Net loss	$ (5,822)	$ (358,613)	[1]	$ (58,472)	[1]
Items that will not be reclassified subsequently to income or loss:
Defined benefit obligation	4,511	4,297		756
Total	4,511	4,297		756
Items that may be reclassified subsequently to income or loss:
Arising from cash flow hedges	(24,171)			(990)
Translation differences	54,670	(319)		(18,435)
Tax effect				(189)
Total income and expense recognized directly in equity	30,499	(319)		(19,614)
Items that have been reclassified to income or loss in the period:
Arising from cash flow hedges	15,138	3,002		3,155
Tax effect	(390)	(751)		(884)
Total transfers to income or loss	14,748	2,251		2,271
Other comprehensive loss for the year, net of income tax	49,758	6,229		(16,587)
Total comprehensive (loss) income for the year	43,936	(352,384)		(75,059)
Attributable to the Parent	47,158	(332,198)		(59,855)
Attributable to non-controlling interests	$ (3,222)	$ (20,186)		$ (15,204)

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.